Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 9
2024	8
2025	6
2026	6
2027	4
Thereafter	7
Total	40
Less: interest	4
Present value of lease liabilities	$ 36	$ 43